ACCOUNTS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE

Accounts payable consist of the following at:

	June 30, 2021 (Unaudited)	December 31, 2020
August 1, 2018 Default Judgment payable to Ohio vendor	$37,536	$32,832
January 14, 2019 Default Judgment payable to Tennessee customer	423,152	423,152
January 24, 2019 Default judgment payable to Florida vendor	31,631	31,631
Other vendors of materials and services	2,250,420	2,241,043
Credit card obligations	220,306	220,306

Total	$2,963,045	$2,948,964

Accounts payable consist of the following at:

	December 31, 2020	December 31, 2019
August 1, 2018 Default Judgment payable to Ohio vendor	$32,832	$32,832
January 14, 2019 Default Judgment payable to Tennessee customer	423,152	423,152
January 24, 2019 Default judgment payable to Florida vendor	31,631	31,631
Other vendors of materials and services	2,241,043	2,211,707
Credit card obligations	220,306	220,306

Total	$2,948,964	$2,919,628